UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Greenhaven Associates, Inc.
                  Three Manhattanville Road
                  Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Chris A. Wachenheim
Title:            Executive Vice President
Phone:            914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim          Purchase, NY           October 10, 2006
----------------------           -------------          -----------------

      [Signature]                [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-------------------------           ------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending September 30, 2006

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           COL 1                     COL 2     COL 3        COL 4        COL 5              COL 6                     COL 7
                                   TITLE OF                 VALUE       PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
         SECURITY                    CLASS     CUSIP        ($000)        AMOUNT      SOLE        OTHER       SOLE           NONE
Advance Auto Parts (AAP)            COMMON   00751Y106     $196,614     5,968,850  1,420,600    4,548,250   1,420,600      4,548,250
Alcoa Inc (AA)                      COMMON   013817101     $117,675     4,196,700     50,000    4,146,700      50,000      4,146,700
American Int'l Group (AIG)          COMMON   026874107     $368,217     5,557,150    841,250    4,715,900     841,250      4,715,900
Burlington Northern Santa Fe (BNI)  COMMON   12189T104     $205,951     2,804,350    238,500    2,565,850     238,500      2,565,850
Caraustar Industries (CSAR)         COMMON   140909102         $264        33,299     33,299                   33,299
China Netcom Group - ADR (CN)       COMMON   16940Q101      $61,878     1,727,952     80,000    1,647,952      80,000      1,647,952
CSX Corp (CSX)                      COMMON   126408103      $40,558     1,235,400     70,000    1,165,400      70,000      1,165,400
Genesis Energy LP (GEL)             COMMON   371927104       $6,499       415,790    250,000      165,790     250,000        165,790
Hartford Financial (HIG)            COMMON   416515104     $313,432     3,613,050    638,700    2,974,350     638,700      2,974,350
Honda Motors (HMC)                  COMMON   438128308     $205,557     6,112,300    834,300    5,278,000     834,300      5,278,000
MDC Holdings, Inc. (MDC)            COMMON   552676108      $65,309     1,406,000    279,000    1,127,000     279,000      1,127,000
Norfolk Southern Corp (NSC)         COMMON   655844108      $69,665     1,581,500    187,000    1,394,500     187,000      1,394,500
Plains All Amer Pipeline LP (PAA)   COMMON   726503105       $1,615        35,000                  35,000                     35,000
RHJ Int'L (RHJIF)                   COMMON   749561205      $30,535     1,632,025  1,198,900      433,125   1,198,900        433,125
Smurfit Stone (SSCC)                COMMON   832727101      $45,058     4,023,000  2,120,000    1,903,000   2,120,000      1,903,000
Standard Pacific Corp (SPF)         COMMON   85375C101      $20,551       874,500    447,100      427,400     447,100        427,400
Toll Brothers, Inc. (TOL)           COMMON   889478103         $713        25,400        900       24,500         900         24,500
Toyota Motor Corp [TM]              COMMON   892331307     $486,876     4,470,850    678,000    3,792,850     678,000      3,792,850
Union Pacific Corp (UNP)            COMMON   907818108     $430,663     4,893,900    817,000    4,076,900     817,000      4,076,900
UnumProvident Corp (UNM)            COMMON   91529Y106     $155,523     8,020,765  1,502,500    6,518,265   1,502,500      6,518,265
Weyerhaeuser Co (WY)                COMMON   962166104     $209,285     3,401,350    210,900    3,190,450     210,900      3,190,450
YARA International (YARIY)          COMMON   984851204      $87,392     5,749,500    500,000    5,249,500     500,000      5,249,500
                                                         $3,119,830
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